UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Scott C. Sipple
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 28, 2019

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Small Cap Growth Fund
(Institutional Class and Investor Class)
Semi-Annual Report
June 28, 2019
On June 5, 2018 the Securities and Exchange Commission (“SEC”) adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 28, 2019 (unaudited)
Sector	Percentage of Fund Investments
Consumer, Non-cyclical	30.71%
Technology	18.75
Industrial	16.63
Consumer, Cyclical	12.54
Financial	8.93
Communications	3.09
Basic Materials	2.05
Energy	1.27
Short Term Investments	6.03
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 28, 2019).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/19)	(06/28/19)	(01/01/19 – 06/28/19)
Institutional Class
Actual	$1,000.00	$1,211.30	$4.55
Hypothetical (5% return before expenses)	$1,000.00	$1,020.40	$4.16
Investor Class
Actual	$1,000.00	$1,208.80	$6.45
Hypothetical (5% return before expenses)	$1,000.00	$1,018.70	$5.89
* Expenses are equal to the Fund's annualized expense ratio of 0.84% for the Institutional Class shares and 1.19% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 179/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST SMALL CAP GROWTH FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.15%
11,983	Codexis Inc(a)	$ 220,847
52,520	Element Solutions Inc(a)	543,057
27,229	Orion Engineered Carbons SA	582,973
14,172	Steel Dynamics Inc	427,994
		1,774,871
Communications — 3.25%
5,320	1-800-Flowers.com Inc Class A(a)	100,442
4,071	8x8 Inc(a)	98,111
8,847	Calix Inc(a)	58,036
19,477	Ciena Corp(a)	801,089
20,126	Fluent Inc(a)	108,278
43,271	Houghton Mifflin Harcourt Co(a)	249,241
3,208	Jumia Technologies AG ADR(a)(b)	84,755
10,587	Mimecast Ltd(a)	494,519
7,728	Zendesk Inc(a)	688,024
		2,682,495
Consumer, Cyclical — 13.16%
21,361	At Home Group Inc(a)	142,264
3,908	Burlington Stores Inc(a)	664,946
20,036	Callaway Golf Co	343,818
6,490	Children's Place Inc(b)	619,016
10,205	Copart Inc(a)	762,722
6,734	Dave & Buster's Entertainment Inc	272,525
17,762	Eldorado Resorts Inc(a)(b)	818,295
54,158	Extended Stay America Inc	914,729
5,988	FirstCash Inc	598,920
8,640	Fox Factory Holding Corp(a)	712,886
16,362	G-III Apparel Group Ltd(a)	481,370
11,866	IAA Inc(a)	460,163
47,105	International Game Technology PLC	610,952
11,866	KAR Auction Services Inc	296,650
3,049	LGI Homes Inc(a)	217,790
27,414	Lions Gate Entertainment Corp Class B	318,277
8,470	Lovesac Co(a)	263,163
7,559	Malibu Boats Inc Class A(a)	293,667
22,438	PetIQ Inc(a)	739,556
24,668	Skyline Champion Corp(a)	675,410
27,041	Wabash National Corp	439,957
7,708	YETI Holdings Inc(a)(b)	223,147
		10,870,223
Consumer, Non-Cyclical — 32.24%
15,054	ACADIA Pharmaceuticals Inc(a)	402,393
8,091	Alector Inc(a)(b)	153,729
6,064	Alnylam Pharmaceuticals Inc(a)	440,004
10,713	AMN Healthcare Services Inc(a)	581,180
1,120	Arena Pharmaceuticals Inc(a)	65,666
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
14,894	Array BioPharma Inc(a)	$ 690,039
13,532	ASGN Inc(a)	820,039
19,265	AtriCure Inc(a)	574,868
3,564	Audentes Therapeutics Inc(a)	134,933
17,448	AxoGen Inc(a)	345,470
3,053	Axonics Modulation Technologies Inc(a)	125,081
20,172	CareDx Inc(a)	725,990
19,973	Central Garden & Pet Co Class A(a)	492,135
61,372	Cerus Corp(a)	344,911
6,239	Chefs' Warehouse Inc(a)	218,802
9,828	Coherus Biosciences Inc(a)	217,199
2,127	CV Sciences Inc(a)	8,646
5,029	Deciphera Pharmaceuticals Inc(a)(b)	113,404
10,305	Denali Therapeutics Inc(a)	213,932
5,636	DexCom Inc(a)	844,498
8,392	Eidos Therapeutics Inc(a)(b)	260,823
8,889	Emergent BioSolutions Inc(a)	429,428
20,518	Flexion Therapeutics Inc(a)(b)	252,371
2,210	Galapagos NV Sponsored ADR(a)	284,935
8,963	Glaukos Corp(a)	675,810
6,371	HealthEquity Inc(a)	416,663
4,459	Homology Medicines Inc(a)	87,263
4,148	I3 Verticals Inc Class A(a)	122,159
7,730	ICF International Inc	562,744
6,367	ICON PLC(a)	980,327
4,475	Inogen Inc(a)	298,751
4,938	Inspire Medical Systems Inc(a)	299,490
4,107	Intellia Therapeutics Inc(a)(b)	67,232
3,584	Intercept Pharmaceuticals Inc(a)(b)	285,179
22,748	Invitae Corp(a)	534,578
5,224	Ionis Pharmaceuticals Inc(a)	335,746
18,231	Iovance Biotherapeutics Inc(a)	447,024
3,363	iRhythm Technologies Inc(a)	265,946
34,026	Ironwood Pharmaceuticals Inc(a)	372,244
19,135	LiveRamp Holdings Inc(a)	927,665
10,591	MacroGenics Inc(a)	179,729
10,984	Merit Medical Systems Inc(a)	654,207
6,753	MGP Ingredients Inc(b)	447,791
1,319	Mirati Therapeutics Inc(a)	135,857
22,246	Momenta Pharmaceuticals Inc(a)	276,963
5,758	Monro Inc	491,157
2,747	MyoKardia Inc(a)	137,735
12,833	Myovant Sciences Ltd(a)	116,139
9,952	Neuronetics Inc(a)	124,500
2,269	Nevro Corp(a)	147,099
5,833	Novocure Ltd(a)	368,821
4,138	OrthoPediatrics Corp(a)	161,382
6,923	Pacira BioSciences Inc(a)	301,081
20,644	Performance Food Group Co(a)	826,379
4,512	Personalis Inc(a)	122,501
12,851	Portola Pharmaceuticals Inc(a)(b)	348,648
6,207	Ra Pharmaceuticals Inc(a)	186,644

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST SMALL CAP GROWTH FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
1,090	Repligen Corp(a)	$ 93,686
6,624	Rocket Pharmaceuticals Inc(a)	99,360
2,211	Shockwave Medical Inc(a)(b)	126,226
1,795	Silk Road Medical Inc(a)	86,986
3,605	Strategic Education Inc	641,690
17,886	Syneos Health Inc(a)	913,796
16,697	Tactile Systems Technology Inc(a)	950,393
1,848	Tandem Diabetes Care Inc(a)	119,233
9,429	Teladoc Health Inc(a)(b)	626,180
4,422	Turning Point Therapeutics Inc(a)(b)	179,975
5,162	Twist Bioscience Corp(a)(b)	149,750
1,204	uniQure NV(a)	94,093
8,397	Vapotherm Inc(a)	193,131
3,865	WEX Inc(a)	804,306
8,158	Willdan Group Inc(a)	303,886
22,854	Wright Medical Group NV(a)	681,506
2,866	Xencor Inc(a)	117,305
		26,627,432
Energy — 1.34%
18,886	Berry Petroleum Corp	200,192
3,260	DMC Global Inc	206,521
26,522	Parsley Energy Inc Class A(a)	504,183
12,892	Solaris Oilfield Infrastructure Inc Class A	193,122
		1,104,018
Financial — 9.37%
12,253	Argo Group International Holdings Ltd	907,335
1,136	Bridge Bancorp Inc	33,467
1,412	Bryn Mawr Bank Corp	52,696
3,491	Byline Bancorp Inc(a)	66,748
4,515	eHealth Inc(a)	388,741
20,197	Essent Group Ltd(a)	949,057
11,238	Evercore Inc Class A	995,350
8,105	Focus Financial Partners Inc Class A(a)	221,348
14,785	Goosehead Insurance Inc Class A	706,723
11,961	QTS Realty Trust Inc REIT Class A	552,359
13,836	Stifel Financial Corp	817,154
2,874	SVB Financial Group(a)	645,472
12,022	Triumph Bancorp Inc(a)	349,239
5,073	Trupanion Inc(a)(b)	183,287
17,967	Virtu Financial Inc Class A	391,321
4,486	Virtus Investment Partners Inc	481,796
		7,742,093
Industrial — 17.45%
10,721	AAR Corp	394,426
6,705	AGCO Corp	520,107
Shares		Fair Value
Industrial — (continued)
12,558	AO Smith Corp	$ 592,235
2,513	Badger Meter Inc	150,001
17,981	Boise Cascade Co	505,446
6,807	Chart Industries Inc(a)	523,322
9,708	CIRCOR International Inc(a)	446,568
6,906	Comtech Telecommunications Corp	194,128
6,203	Dycom Industries Inc(a)	365,171
9,450	Energizer Holdings Inc	365,148
7,353	Federal Signal Corp	196,693
22,863	Gardner Denver Holdings Inc(a)	791,060
28,423	GasLog Ltd	409,291
31,936	Gates Industrial Corp PLC(a)	364,390
8,431	Genesee & Wyoming Inc Class A(a)	843,100
39,202	GrafTech International Ltd	450,823
15,531	Granite Construction Inc	748,284
9,814	Hub Group Inc Class A(a)	411,992
5,307	Ichor Holdings Ltd(a)	125,457
14,262	Knight-Swift Transportation Holdings Inc	468,364
30,755	Kratos Defense & Security Solutions Inc(a)	703,982
6,966	Masonite International Corp(a)	366,969
7,463	Napco Security Technologies Inc(a)	221,502
3,086	NV5 Global Inc(a)	251,200
2,653	OSI Systems Inc(a)	298,807
24,392	PGT Innovations Inc(a)	407,834
27,606	Schneider National Inc Class B	503,533
24,220	SPX Corp(a)	799,744
5,145	Tech Data Corp(a)	538,167
3,961	TriMas Corp(a)	122,672
10,422	US Concrete Inc(a)	517,869
5,265	Vishay Precision Group Inc(a)	213,917
5,325	Woodward Inc	602,577
		14,414,779
Technology — 19.69%
2,908	Agilysys Inc(a)	62,435
37,488	Allscripts Healthcare Solutions Inc(a)	435,985
620	Alteryx Inc Class A(a)	67,654
652	Appfolio Inc Class A(a)	66,680
5,682	Appian Corp(a)(b)	204,950
11,230	Benefitfocus Inc(a)	304,895
10,021	Black Knight Inc(a)	602,763
35,036	Box Inc Class A(a)	616,984
4,891	Cabot Microelectronics Corp	538,401
31,630	Carbon Black Inc(a)	528,854
3,726	CEVA Inc(a)	90,728
14,490	Cornerstone OnDemand Inc(a)	839,406
5,564	CyberArk Software Ltd(a)	711,302
32,702	Cypress Semiconductor Corp	727,292
5,530	Endava PLC(a)	222,527
4,799	Everbridge Inc(a)	429,127
31,227	Evolent Health Inc Class A(a)	248,255

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST SMALL CAP GROWTH FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Shares		Fair Value
Technology — (continued)
1,295	Five9 Inc(a)	$ 66,421
23,892	FormFactor Inc(a)	374,388
14,214	Glu Mobile Inc(a)	102,057
9,289	Kornit Digital Ltd(a)	294,090
15,607	Lumentum Holdings Inc(a)	833,570
13,023	Nanometrics Inc(a)	452,028
6,074	New Relic Inc(a)	525,462
38,551	Nuance Communications Inc(a)	615,659
11,169	PTC Inc(a)	1,002,529
16,681	RealPage Inc(a)	981,677
10,084	Silicon Motion Technology Corp ADR	447,528
18,409	SS&C Technologies Holdings Inc	1,060,542
11,146	SVMK Inc(a)	184,020
9,166	Tabula Rasa HealthCare Inc(a)(b)	457,658
6,037	Talend SA ADR(a)	232,968
13,132	Teradyne Inc	629,154
8,312	Tufin Software Technologies Ltd(a)	215,198
5,757	Upland Software Inc(a)	262,116
3,107	Virtusa Corp(a)	138,044
9,024	Vocera Communications Inc(a)	288,046
26,026	Zuora Inc Class A(a)(b)	398,718
		16,260,111
TOTAL COMMON STOCK — 98.65% (Cost $74,756,165)		$81,476,022
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 6.33%
$1,242,364	Undivided interest of 16.67% in a repurchase agreement (principal amount/value $7,458,225 with a maturity value of $7,459,791) with Morgan Stanley & Co LLC, 2.52%, dated 6/28/19 to be repurchased at $1,242,364 on 7/1/19 collateralized by various U.S. Government Agency securities, 2.50% - 7.50%, 4/1/26 - 6/20/49, with a value of $7,607,389.(c)	1,242,364
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 261,234	Undivided interest of 19.29% in a repurchase agreement (principal amount/value $1,356,207 with a maturity value of $1,356,487) with Mizuho Securities (USA) LLC, 2.48%, dated 6/28/19 to be repurchased at $261,234 on 7/1/19 collateralized by U.S. Treasury securities, 2.00% - 3.63%, 2/15/20 - 5/15/25, with a value of $1,383,331.(c)	$ 261,234
1,242,364	Undivided interest of 2.39% in a repurchase agreement (principal amount/value $51,967,681 with a maturity value of $51,978,551) with RBC Capital Markets Corp, 2.51%, dated 6/28/19 to be repurchased at $1,242,364 on 7/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 7/18/19 - 9/9/49, with a value of $53,007,035.(c)	1,242,364
1,242,364	Undivided interest of 2.55% in a repurchase agreement (principal amount/value $48,774,814 with a maturity value of $48,784,975) with Bank of America Securities Inc, 2.50%, dated 6/28/19 to be repurchased at $1,242,364 on 7/1/19 collateralized by various U.S. Government Agency securities, 3.30% - 4.50%, 6/1/46 - 7/1/49, with a value of $49,750,310.(c)	1,242,364

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST SMALL CAP GROWTH FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$1,242,364	Undivided interest of 2.55% in a repurchase agreement (principal amount/value $48,774,814 with a maturity value of $48,784,975) with Citigroup Global Markets Inc, 2.50%, dated 6/28/19 to be repurchased at $1,242,364 on 7/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.50%, 7/2/19 - 1/20/63, with a value of $49,750,312.(c)	$ 1,242,364
SHORT TERM INVESTMENTS — 6.33% (Cost $5,230,690)		$ 5,230,690
TOTAL INVESTMENTS — 104.98% (Cost $79,986,855)		$86,706,712
OTHER ASSETS & LIABILITIES, NET — (4.98)%		$ (4,112,797)
TOTAL NET ASSETS — 100.00%		$82,593,915
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at June 28, 2019.
(c)	Collateral received for securities on loan.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 28, 2019 (Unaudited)
Great-West Small Cap Growth Fund
ASSETS:
Investments in securities, fair value (including $5,237,991 of securities on loan)(a)	$81,476,022
Repurchase agreements, fair value(b)	5,230,690
Cash	2,886,526
Dividends receivable	21,962
Subscriptions receivable	3,194
Receivable for investments sold	379,897
Total Assets	89,998,291
LIABILITIES:
Payable for director fees	3,056
Payable for investments purchased	1,371,631
Payable for other accrued fees	40,995
Payable for shareholder services fees	1,704
Payable to investment adviser	43,796
Payable upon return of securities loaned	5,230,690
Redemptions payable	712,504
Total Liabilities	7,404,376
NET ASSETS	$82,593,915
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$759,068
Paid-in capital in excess of par	71,834,256
Total distributable earnings	10,000,591
NET ASSETS	$82,593,915
NET ASSETS BY CLASS
Investor Class	$6,843,354
Institutional Class	$75,750,561
CAPITAL STOCK:
Authorized
Investor Class	15,000,000
Institutional Class	50,000,000
Issued and Outstanding
Investor Class	635,193
Institutional Class	6,955,486
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$10.77
Institutional Class	$10.89
(a) Cost of investments	$74,756,165
(b) Cost of repurchase agreements	$5,230,690
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 28, 2019 (Unaudited)
Great-West Small Cap Growth Fund
INVESTMENT INCOME:
Interest	$11,567
Income from securities lending	21,414
Dividends	214,953
Foreign withholding tax	(595)
Total Income	247,339
EXPENSES:
Management fees	324,029
Shareholder services fees – Investor Class	11,927
Audit and tax fees	13,878
Custodian fees	21,883
Director's fees	10,228
Legal fees	1,541
Pricing fees	493
Registration fees	25,988
Transfer agent fees	4,197
Other fees	90
Total Expenses	414,254
Less amount waived by investment adviser	74,172
Net Expenses	340,082
NET INVESTMENT LOSS	(92,743)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	4,015,338
Net Realized Gain	4,015,338
Net change in unrealized appreciation on investments	10,936,143
Net Change in Unrealized Appreciation	10,936,143
Net Realized and Unrealized Gain	14,951,481
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$14,858,738
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 28, 2019 and fiscal year ended December 31, 2018
Great-West Small Cap Growth Fund	2019 (Unaudited)	2018
OPERATIONS:
Net investment loss	$(92,743)	$(181,040)
Net realized gain	4,015,338	14,375,217
Net change in unrealized appreciation (depreciation)	10,936,143	(14,530,599)
Net Increase (Decrease) in Net Assets Resulting from Operations	14,858,738	(336,422)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(1,306,443)
Institutional Class	-	(13,438,512)
From Net Investment Income and Net Realized Gains	0	(14,744,955)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	1,450,685	5,672,018
Institutional Class	7,332,807	38,623,937
Shares issued in reinvestment of distributions
Investor Class	-	1,306,443
Institutional Class	-	13,438,512
Shares redeemed
Investor Class	(2,269,083)	(4,391,505)
Institutional Class	(9,777,683)	(27,821,210)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(3,263,274)	26,828,195
Total Increase in Net Assets	11,595,464	11,746,818
NET ASSETS:
Beginning of Period	70,998,451	59,251,633
End of Period	$82,593,915	$70,998,451
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	138,284	459,950
Institutional Class	711,306	3,175,609
Shares issued in reinvestment of distributions
Investor Class	-	147,728
Institutional Class	-	1,506,902
Shares redeemed
Investor Class	(215,714)	(338,649)
Institutional Class	(949,351)	(2,122,864)
Net Increase (Decrease)	(315,475)	2,828,676
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST SMALL CAP GROWTH FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment loss(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/28/2019(Unaudited)	$ 8.91	(0.03)	1.89	1.86	-	-	-	-	$10.77	20.88% (d)
12/31/2018	$11.59	(0.07)	(0.31)	(0.38)	-	(0.62)	(1.68)	(2.30)	$ 8.91	(2.99%)
12/31/2017	$ 9.99	(0.07)	2.22	2.15	-	-	(0.55)	(0.55)	$11.59	21.49%
12/31/2016	$ 9.36	(0.03)	0.66	0.63	-	-	-	-	$ 9.99	6.73%
12/31/2015 (e)	$10.00	(0.02)	(0.62)	(0.64)	-	-	-	-	$ 9.36	(6.40%) (d)
Institutional Class
06/28/2019(Unaudited)	$ 8.99	(0.01)	1.91	1.90	-	-	-	-	$10.89	21.13% (d)
12/31/2018	$11.68	(0.03)	(0.32)	(0.35)	-	(0.66)	(1.68)	(2.34)	$ 8.99	(2.72%)
12/31/2017	$10.03	(0.03)	2.23	2.20	-	-	(0.55)	(0.55)	$11.68	21.91%
12/31/2016	$ 9.37	0.00 (f)	0.68	0.68	(0.01)	(0.01)	-	(0.02)	$10.03	7.16%
12/31/2015 (e)	$10.00	(0.01)	(0.62)	(0.63)	-	-	-	-	$ 9.37	(6.30%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income (loss) to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/28/2019 (Unaudited)	$ 6,843	1.99% (h)	1.19% (h)	(0.57%) (h)	30% (d)
12/31/2018	$ 6,347	1.64%	1.19%	(0.55%)	86%
12/31/2017	$ 5,142	1.51%	1.21%	(0.60%)	119%
12/31/2016	$ 5,170	1.25%	1.25%	(0.31%)	91%
12/31/2015 (e)	$ 7,050	1.25% (h)	1.25% (h)	(0.63%) (h)	25% (d)
Institutional Class
06/28/2019 (Unaudited)	$75,751	0.97% (h)	0.84% (h)	(0.21%) (h)	30% (d)
12/31/2018	$64,652	0.95%	0.84%	(0.20%)	86%
12/31/2017	$54,110	0.99%	0.86%	(0.25%)	119%
12/31/2016	$47,367	0.90%	0.90%	0.03%	91%
12/31/2015 (e)	$42,726	0.90% (h)	0.90% (h)	(0.28%) (h)	25% (d)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Fund commenced operations on September 10, 2015.
(f)	Amount was less than $0.01 per share.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST SMALL CAP GROWTH FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-seven funds. Interests in the Great-West Small Cap Growth Fund (the Fund) are included herein. The investment objective of the Fund is to seek long-term capital appreciation. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods. This report includes information for the Investor Class and Institutional Class; Class L has not yet been capitalized.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Semi-Annual Report - June 28, 2019

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 28, 2019, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 81,476,022	$ —	$ —	$ 81,476,022
Short Term Investments	—	5,230,690	—	5,230,690
Total Assets	$ 81,476,022	$ 5,230,690	$ 0	$ 86,706,712
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Semi-Annual Report - June 28, 2019

Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 28, 2019 were as follows:
Federal tax cost of investments	$80,727,833
Gross unrealized appreciation on investments	13,265,047
Gross unrealized depreciation on investments	(7,286,168)
Net unrealized appreciation on investments	$5,978,879
2.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.83% of the Fund’s average daily net assets up to $1 billion dollars, 0.78% of the Fund’s average daily net assets over $1 billion dollars and 0.73% of the Fund’s average daily net assets over $2 billion dollars. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.84% of the Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees and certain extraordinary expenses (the “Expense Limit”). The agreement’s current term ends on April 30, 2020 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years, if the Fund's other expenses including such recoupment do not exceed the Expense Limit. At June 28, 2019, the amounts subject to recoupment were as follows:
Expires December 31, 2020	Expires December 31, 2021	Expires June 28, 2022	Recoupment of Past Reimbursed Fees by the Adviser
$80,351	$110,177	$74,172	$0
The Adviser and Great-West Funds have entered into sub-advisory agreements with Peregrine Capital Management LLC and Lord, Abbett & Co LLC. The Adviser is responsible for compensating the Sub-Adviser for its services.

Semi-Annual Report - June 28, 2019

Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-seven funds for which they serve as directors was $540,000 for the period ended June 28, 2019.
3.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 28, 2019, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $22,674,050 and $25,220,788, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
4.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Funds and any additional required collateral is delivered to each Fund on the next business day. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 28, 2019, the Fund had securities on loan valued at $5,237,991 and received collateral as reported on the Statement of Assets and Liabilities of $5,230,690 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At June 28, 2019, the class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
5.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
6.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to June 28, 2019, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustment or disclosure have occurred.

Semi-Annual Report - June 28, 2019

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Great-West Funds’ Forms NPORT-EX are available on the SEC website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 17, 2019 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Great-West Capital Management, LLC (“GWCM”) and the Company, on behalf of Great-West Small Cap Growth Fund (the “Fund”), a series of the Company, and (ii) the investment sub-advisory agreements (the “Sub-Advisory Agreements”) by and among the Company, GWCM and each of Peregrine Capital Management, Inc. (“Peregrine”) and Lord, Abbett & Co. LLC (“Lord Abbett” and together with Peregrine, the “Sub-Advisers” or each, a “Sub-Adviser”), with respect to the Fund.
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. In addition, GWCM is responsible for allocating the Fund’s assets among one or more sub-advisers—including, in this case, each of Peregrine and Lord Abbett. In this connection, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreements with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of each Sub-Adviser for its sleeve of the Fund and for recommending the hiring, termination and replacement of each Sub-Adviser to the Board.
Pursuant to its respective Sub-Advisory Agreement, each Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the investment and reinvestment of its allocated portion of the Fund’s portfolio, which includes making decisions to buy, sell or hold any particular security.
On March 18, 2019, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM and each Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the “Agreements” or each, an “Agreement”), and met separately with representatives of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data,1 and with GWCM to review comparative information on the Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting. In addition, at the Meeting the Independent Directors met with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, and further discussed such information with GWCM.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and each Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its investment decision-making process, its disaster recovery procedures, including cyber security risk mitigation, its overall financial condition and ability to carry out its obligations to the Fund, its technical resources, operational capabilities, and compliance policies and procedures, including for liquidity risk management oversight, as well as each Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration was also given to the fact that the Board meets with representatives of the Sub-Advisers every year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Advisers.
Investment Performance
The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared against its benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund categorizations. This performance data included, among other things, annualized returns for the one- and three-year periods ended December 31, 2018. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the benchmark index and the performance universe. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index and to a peer group of funds.
The Board noted that the annualized returns of each class of the Fund were in the second and third quintiles of its respective performance universe for the one- and three-year periods ended December 31, 2018, respectively (the first quintile being the best performers and the fifth quintile being the worst performers). The Board also considered that the Fund outperformed its benchmark for the one- and three-year periods ended December 31, 2018. The Board further considered that the Fund commenced operations in September 2015. The Board determined that it was satisfied with the information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by GWCM and the Sub-Advisers from their relationships with the Fund. They also reviewed an analysis prepared by Broadridge regarding the actual net advisory fee, sub-advisory fee and advisory fee retained by GWCM for the Fund’s Investor Class and Institutional Class, as compared to shares of other sub-advised funds within the same Lipper classification and publicly-disclosed sub-advisory fees.

With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that, effective May 1, 2017, the structure of the investment management fee payable by the Fund changed to a structure in which GWCM is no longer responsible for paying the Fund’s operating expenses as part of the investment management fee. The Board noted that commensurate with this new fee structure, GWCM’s investment management fee decreased as much as, or more than, the cost of the Fund’s operating expenses as of December 31, 2015, and that the operating expenses of the Fund are paid directly by the Fund effective May 1, 2017, which should allow Fund shareholders to participate in potential economies of scale over time as the Fund’s assets grow and its expense ratio declines due to fixed operating expenses. The Board further noted that the new investment management fee would include breakpoints. In addition, the Board noted that GWCM has contractually agreed for a one-year renewable term, through April 30, 2020, to limit the fees and expenses of the Fund to the total expense ratio of the Fund as of December 31, 2015, and that in the future GWCM may increase the expense limit only with the approval of the Board.
The Board noted that GWCM, not the Fund, pays the sub-advisory fees to the Sub-Advisers. In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications. Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups.
The Board observed that, as to each class of the Fund, the Contractual Management Fee was lower than the median management fee of its respective peer group of funds and the total annual operating expense ratio was in the first quintile of its respective peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses), which was lower than the peer group median expense ratio. In addition, the Board reviewed a report from the Independent Fee Consultant assessing expenses in the context of performance and noted the Independent Fee Consultant’s conclusion that the management fees and total expenses of the Fund are reasonable in relation to the services delivered.
The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. The Board also received information regarding the fees charged by the Sub-Advisers to separate accounts and other products managed by the Sub-Advisers in the same investment style as the Fund and noted that, based on the information provided by the Sub-Advisers, any fees charged by the Sub-Advisers to these other accounts were competitive with the fee charged to GWCM for the Fund.
The Board further considered the overall financial soundness of GWCM and the Sub-Advisers and the profits estimated to have been realized by GWCM and its affiliates and by the Sub-Advisers. The Board reviewed the financial statements and profitability information from GWCM and the Sub-Advisers. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes, as well as an analysis provided by the Independent Fee Consultant related to the reasonableness of the complex level profits estimated to have been realized by GWCM as compared to such advisers. The Board considered that, while GWCM’s profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates and the Sub-Advisers were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded that any economies of scale currently being realized were appropriately reflected in the management fee paid by the Fund, including the schedule of breakpoints agreed to by GWCM.
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM or each Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted that Peregrine received ancillary benefits from soft-dollar arrangements by which brokers provide research to the sub-advisers in return for allocating Fund brokerage to such brokers. The Board noted where services were provided to the Fund by affiliates of GWCM, including in particular the shareholder services provided by GWCM’s parent company, Great-West Life and Annuity Insurance Company (“GWLA”). The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWLA and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Advisers.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on March 1, 2018 (File No. 2-75503).
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:August 22, 2019
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:August 22, 2019
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 22, 2019